Revenue (Details) - DKK (kr) kr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue:
License and milestone revenue	kr 10,645	kr 9,922	kr 185,990	kr 29,840
Total sale of goods revenue net (V-Go sales)	45,881		103,968
Total revenue	56,526	9,922	289,958	29,840
Gross sales			192,800
Discount and rebates			(88,800)
Cost of goods sold	34,271	0	62,297	0
Sales and marketing expenses	97,429	0	172,282	0
Germany
Revenue:
Total revenue			149,100
US
Revenue:
Total revenue			140,800
V Go
Revenue:
Total sale of goods revenue net (V-Go sales)			104,000
Cost of goods sold			62,300
Sales and marketing expenses			163,600
Recognized over time
Revenue:
Total revenue	10,645	9,922	36,870	29,840
Recognized at a point in time
Revenue:
Total revenue	45,881		253,088
Alexion
Revenue:
License and milestone revenue	10,645	8,267	36,870	26,528
Deferred revenue	103,800		103,800
Alexion | Research and development
Revenue:
License and milestone revenue			37,100
Boehringer Ingelheim
Revenue:
License and milestone revenue			149,120
Deferred revenue	kr 0		kr 0
Undisclosed counterpart
Revenue:
License and milestone revenue		kr 1,655		kr 3,312